BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2020
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
1.	BASIS OF PRESENTATION

The unaudited interim condensed consolidated financial statements of Sea Limited (the “Company”), its subsidiaries and variable interest entities (“VIEs”) have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2019. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the nine months ended September 30, 2019 and 2020 are not necessarily indicative of results to be expected for any other interim period or for the year ending December 31, 2020. The condensed consolidated balance sheet as of December 31, 2019 was derived from the audited consolidated financial statements, but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2019.

VIE disclosures

The aggregate carrying amounts of the total assets and total liabilities of the VIEs as of September 30, 2020 were $388,376 and $572,300 respectively (December 31, 2019: $598,727 and $714,034, respectively). There were no pledges or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the primary beneficiaries of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The VIEs hold certain assets, including land, data servers and related equipment for use in their operations. The VIEs do not own any facilities except for the rental of certain office premises, warehouses and data centers from third parties under operating lease arrangements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s unaudited interim condensed consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires a sales and marketing as well as a research and development workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

The following tables represent the financial information of the VIEs whom the Company does not have majority voting interest as of December 31, 2019 and September 30, 2020 and for the nine months ended September 30, 2019 and 2020 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,	As of September 30,
	2019	2020
	$_	$_

ASSETS:
Current assets:
Cash and cash equivalents	111,831	91,916
Restricted cash	237,874	39,110
Accounts receivable, net	8,672	11,313
Prepaid expenses and other assets	25,586	31,798
Inventories, net	6,517	16,022
Short-term investments	30,324	7,374
Amounts due from related parties	286	513
Amounts due from intercompanies (1)	34,432	52,306

Total current assets	455,522	250,352

Non-current assets:
Property and equipment, net	54,092	36,299
Operating lease right-of-use assets, net	27,637	27,182
Intangible assets, net	300	539
Long-term investments	13,961	15,554
Prepaid expenses and other assets	14,312	12,587
Restricted cash	–	65
Deferred tax assets	32,903	45,798

Total non-current assets	143,205	138,024

Total assets (2)	598,727	388,376

	As of December 31,	As of September 30,
	2019	2020
	$_	$_
LIABILITIES:
Current liabilities:
Accounts payable	11,274	9,977
Accrued expenses and other payables	93,146	82,565
Advances from customers	6,116	8,555
Amounts due to related parties	1,569	1,698
Short-term borrowings	1,258	–
Operating lease liabilities	8,797	10,289
Deferred revenue	133,362	194,774
Income taxes payable	5,850	1,852
Amounts due to intercompanies (1)	367,537	163,463

Total current liabilities	628,909	473,173

Non-current liabilities:
Accrued expenses and other payables	1,357	1,148
Long-term borrowings	358	–
Operating lease liabilities	20,129	18,658
Deferred revenue	49,325	65,589
Amounts due to intercompanies (1)	12,980	13,625
Unrecognized tax benefits	976	107

Total non-current liabilities	85,125	99,127

Total liabilities	714,034	572,300

	For the Nine Months ended September 30,
	2019	2020
	$_	$_

Revenue
- Third party customers	300,036	382,524
- Intercompanies	75,188	121,202

Net profit (loss)	4,003	(35,150)

	For the Nine Months ended September 30,
	2019	2020
	$_	$_

Net cash (used in) generated from operating activities	(93,077)	111,154
Net cash used in investing activities	(35,393)	(16,959)
Net cash generated from financing activities	173,716	9,313

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.

(2)	These assets can be used only to settle the obligations of the respective VIEs.